UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 86.3%
Argentina 0.6%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	229,417
Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038 (c)		5,000,000	1,650,000

(Cost $2,206,769)			1,879,417
Bahrain 0.7%
Bahrain Government International Bond, 144A, 6.125%, 8/1/2023 (d) (Cost $1,988,940)		2,000,000	2,000,000
Barbados 0.4%
Columbus International, Inc., 144A, 11.5%, 11/20/2014 (Cost $1,100,256)		1,000,000	1,080,000
Belarus 0.9%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $2,835,228)		2,750,000	2,750,000
Bermuda 1.8%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		1,000,000	1,075,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,100,000	2,189,250
Pacnet Ltd., 144A, 9.25%, 11/9/2015		2,000,000	2,020,000

(Cost $5,299,000)			5,284,250
Brazil 4.4%
Banco do Brasil SA, 144A, 5.875%, 1/19/2023 (c)		1,800,000	1,736,100
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,200,000	1,709,843
BRF SA, 144A, 3.95%, 5/22/2023		1,000,000	860,000
Federative Republic of Brazil, 2.625%, 1/5/2023		3,000,000	2,587,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		2,000,000	1,890,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		1,500,000	1,320,000
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		2,000,000	1,880,000
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020		1,000,000	910,000

(Cost $16,658,271)			12,893,443
Canada 1.7%
Pacific Rubiales Energy Corp.:
144A, 5.125%, 3/28/2023 (c)		3,000,000	2,829,000
144A, 7.25%, 12/12/2021		2,000,000	2,150,000

(Cost $5,187,533)			4,979,000
Cayman Islands 4.6%
Dubai DOF Sukuk Ltd., 3.875%, 1/30/2023		4,000,000	3,700,000
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		3,000,000	2,872,500
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		2,000,000	1,950,000
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022 (d)		5,000,000	4,990,000

(Cost $14,323,312)			13,512,500
Colombia 3.1%
Banco de Bogota SA, 144A, 5.0%, 1/15/2017 (c)		4,230,000	4,399,200
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,000,000	940,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		3,500,000	3,683,750

(Cost $9,170,038)			9,022,950
Costa Rica 0.6%
Costa Rica Government International Bond, 144A, 5.625%, 4/30/2043 (c) (Cost $2,000,000)		2,000,000	1,805,000
Croatia 2.3%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,500,000	1,588,500
Republic of Croatia, 144A, 6.25%, 4/27/2017		4,850,000	5,172,282

(Cost $6,823,220)			6,760,782
Cyprus 0.5%
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018 (Cost $1,441,214)		1,500,000	1,395,000
Dominican Republic 1.9%
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		2,500,000	2,556,250
Dominican Republic, 144A, 5.875%, 4/18/2024		3,000,000	2,895,000

(Cost $5,607,621)			5,451,250
El Salvador 0.5%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,563,472)		1,500,000	1,605,000
Georgia 0.7%
Georgian Railway JSC, 144A, 7.75%, 7/11/2022 (Cost $2,237,902)		2,000,000	2,185,000
Ghana 1.4%
Republic of Ghana:
144A, 7.875%, 8/7/2023 (d)		2,000,000	1,971,200
144A, 8.5%, 10/4/2017		2,000,000	2,187,500

(Cost $4,266,534)			4,158,700
Guatemala 0.6%
Republic of Guatemala, 144A, 4.875%, 2/13/2028 (Cost $2,004,909)		2,000,000	1,865,000
Hungary 2.0%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $5,805,894)		6,000,000	5,722,500
Indonesia 1.7%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		3,000,000	2,955,000
Republic of Indonesia, 144A, 10.375%, 5/4/2014		2,000,000	2,130,000

(Cost $5,289,620)			5,085,000
Ireland 1.3%
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		2,000,000	1,850,000
Metalloinvest Finance Ltd.:
144A, 5.625%, 4/17/2020		1,000,000	935,000
144A, 6.5%, 7/21/2016		1,000,000	1,047,500

(Cost $3,892,865)			3,832,500
Jersey 1.1%
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		2,000,000	2,126,158
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (c)		1,000,000	970,000

(Cost $3,103,777)			3,096,158
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,047,700
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		1,500,000	1,319,850

(Cost $2,592,307)			2,367,550
Latvia 1.6%
Republic of Latvia, 144A, 2.75%, 1/12/2020 (Cost $4,987,500)		5,000,000	4,700,000
Lithuania 0.9%
Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $2,516,403)		2,500,000	2,671,375
Luxembourg 3.5%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,185,000
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		1,000,000	947,500
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,000,000	1,003,950
MHP SA, 144A, 8.25%, 4/2/2020		1,250,000	1,146,875
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,600,000	1,552,000
Rosneft Finance SA:
144A, 6.625%, 3/20/2017		1,000,000	1,096,200
Series 6, 144A, 7.875%, 3/13/2018		2,000,000	2,320,000

(Cost $10,401,559)			10,251,525
Malaysia 1.2%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,102,812
REG S, 5.625%, 3/15/2016		2,130,000	2,348,990

(Cost $3,212,138)			3,451,802
Mexico 12.4%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		2,000,000	1,930,000
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	28,000,000	2,097,250
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		5,100,000	5,367,750
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021		2,000,000	2,090,000
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,085,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		1,000,000	1,010,000
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	24,000,000	1,593,734
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,500,000	1,432,500
Petroleos Mexicanos:
144A, 2.286%**, 7/18/2018 (c)		3,000,000	3,075,000
144A, 4.875%, 1/18/2024		2,000,000	2,020,000
United Mexican States:
4.75%, 3/8/2044		12,000,000	11,040,000
Series M, 6.5%, 6/10/2021	MXN	37,500,000	3,054,409
Series M, 7.75%, 5/29/2031	MXN	2,900,000	246,629
Series M 20, 8.5%, 5/31/2029	MXN	2,900,000	266,015

(Cost $38,332,197)			36,308,287
Mongolia 0.6%
Mongolia Government International Bond:
144A, 4.125%, 1/5/2018		1,000,000	910,000
144A, 5.125%, 12/5/2022		1,000,000	860,000

(Cost $1,934,855)			1,770,000
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,376,912
Namibia 0.4%
Republic of Namibia, 144A, 5.5%, 11/3/2021 (Cost $1,116,949)		1,000,000	1,030,000
Netherlands 1.1%
Ajecorp BV, 144A, 6.5%, 5/14/2022		270,000	276,075
Metinvest BV, 144A, 10.25%, 5/20/2015		1,000,000	1,030,200
Petrobras Global Finance BV, 3.0%, 1/15/2019		2,000,000	1,857,146

(Cost $3,254,746)			3,163,421
Panama 0.8%
Republic of Panama, 4.3%, 4/29/2053 (Cost $3,000,000)		3,000,000	2,422,500
Peru 1.8%
Alicorp SAA, 144A, 3.875%, 3/20/2023		750,000	690,000
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		1,500,000	1,372,500
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		1,500,000	1,383,750
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		2,000,000	1,885,000

(Cost $5,589,093)			5,331,250
Philippines 0.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,400,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,240,000

(Cost $2,095,513)			2,640,000
Poland 2.5%
Republic of Poland, 3.0%, 3/17/2023 (Cost $7,823,471)		8,000,000	7,290,000
Romania 1.5%
Republic of Romania:
144A, 4.375%, 8/22/2023		3,000,000	2,880,750
5.0%, 3/18/2015	EUR	1,000,000	1,390,929

(Cost $4,348,541)			4,271,679
Russia 2.5%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,432,000
Russian Federation:
144A, 5.625%, 4/4/2042 (c)		1,000,000	1,032,500
Series 6204, 7.5%, 3/15/2018	RUB	7,900,000	249,959
144A, 7.5%, 3/31/2030		1,490,000	1,747,025
Series 6207, 8.15%, 2/3/2027	RUB	23,700,000	747,777

(Cost $7,242,689)			7,209,261
Slovenia 1.2%
Republic of Slovenia, 144A, 4.75%, 5/10/2018 (Cost $3,361,459)		3,500,000	3,390,695
South Africa 2.7%
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021		2,000,000	1,950,000
Republic of South Africa, 5.5%, 3/9/2020		3,000,000	3,213,750
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		3,000,000	2,601,900

(Cost $8,420,154)			7,765,650
Turkey 5.5%
Arcelik AS, 144A, 5.0%, 4/3/2023 (c)		1,000,000	885,000
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,900,000
Republic of Turkey:
3.25%, 3/23/2023		2,500,000	2,162,500
7.0%, 9/26/2016		2,200,000	2,453,000
7.5%, 7/14/2017		4,000,000	4,590,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (c)		2,000,000	1,880,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		800,000	709,200
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018 (c)		1,500,000	1,380,000

(Cost $16,690,328)			15,959,700
Ukraine 1.9%
Ukraine Government International Bond, 144A, 7.75%, 9/23/2020 (Cost $5,643,636)		6,100,000	5,581,500
United Arab Emirates 0.4%
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015 (Cost $1,087,831)		1,000,000	1,105,000
United Kingdom 0.6%
Afren PLC, 144A, 10.25%, 4/8/2019 (Cost $1,891,668)		1,600,000	1,844,000
United States 3.9%
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		2,000,000	2,215,000
U.S. Treasury Note, 1.75%, 5/15/2023		10,000,000	9,275,000

(Cost $11,524,819)			11,490,000
Uruguay 2.2%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,617,000
8.0%, 11/18/2022		1,349,030	1,746,994

(Cost $5,500,218)			6,363,994
Venezuela 2.1%
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		1,000,000	941,000
144A, 8.5%, 11/2/2017		1,250,000	1,150,000
Republic of Venezuela, 9.25%, 9/15/2027 (c)		5,000,000	4,150,000

(Cost $6,953,656)			6,241,000

Total Bonds (Cost $263,703,628)			252,360,551
Loan Participations and Assignments 6.6%
Poland 0.5%
PKO Finance AB, 144A, 4.63%, 9/26/2022 (Cost $1,583,930)		1,500,000	1,457,250
Russia 4.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,109,200
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		1,500,000	1,387,800
Gazprom OAO, 144A, 9.25%, 4/23/2019		2,000,000	2,450,000
TMK OAO, 144A, 6.75%, 4/3/2020		1,500,000	1,456,875
Uralkali OJSC, 144A, 3.723%, 4/30/2018		500,000	461,875
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,500,000	2,668,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,100,000	2,199,750

(Cost $12,900,311)			12,734,250
Ukraine 1.7%
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014 (Cost $5,143,946)		5,000,000	4,993,750

Total Loan Participations and Assignments (Cost $19,628,187)			19,185,250

		Shares	Value ($)
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $21,156,320)		21,156,320	21,156,320
Cash Equivalents 8.9%
Central Cash Management Fund, 0.05% (e) (Cost $25,840,407)		25,840,407	25,840,407

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $330,328,542) †		109.0	318,542,528
Other Assets and Liabilities, Net (c)		(9.0)	(26,248,704)

Net Assets		100.0	292,293,824

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,757,339	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

†
The cost for federal income tax purposes was $330,328,543.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $11,786,015.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,727,782 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,513,797.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)
All or a portion of these securities were on loan amounting to $16,011,361. In addition, included in other assets and liabilities, net are pending sales, amounting to $4,115,140, that are also on loan. The value of all securities loaned at July 31, 2013 amount to $20,126,501, which is 6.9% of net assets.

(d)	When-Issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,413,193	MXN	57,050,000	8/19/2013	45,947	JPMorgan Chase Securities, Inc.
MXN	32,600,000	USD	2,567,428	8/19/2013	19,348	Barclays Bank PLC
MXN	16,300,000	USD	1,283,493	8/19/2013	9,453	UBS AG
Total unrealized appreciation					74,748

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

MXN	8,150,000	USD	628,012	8/19/2013	(9,008)	JPMorgan Chase Securities, Inc.
EUR	6,300,000	USD	8,311,886	10/24/2013	(71,796)	Citigroup, Inc.
Total unrealized depreciation					(80,804)

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Bonds	$—	$252,360,551	$0	$252,360,551
Loan Participations and Assignments	—	19,185,250	—	19,185,250
Short-Term Investments(g)	46,996,727	—	—	46,996,727
Derivatives(h)
Forward Foreign Currency Contracts	—	74,748	—	74,748
Total	$46,996,727	$271,620,549	$0	$318,617,276
Liabilities
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(80,804)	$—	$(80,804)
Total	$—	$(80,804)	$—	$(80,804)

During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $11,965. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(6,056)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013